SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue	$ 23,834,129	$ 18,531,178	$ 14,144,894
Costs of revenue	(7,531,800)	(6,108,676)	(5,300,087)
Gross Profit	16,302,329	12,422,502	8,844,807
Interactive toys - animation series
Revenue	160,672	522,638	1,060,330
Costs of revenue	(81,201)	(379,069)	(653,118)
Gross Profit	79,471	143,569	407,212
Interactive toys - game series
Revenue	21,152,258	16,896,944	12,956,130
Costs of revenue	(7,160,508)	(5,612,915)	(4,627,337)
Gross Profit	13,991,750	11,284,029	8,328,793
Mobile game
Revenue	2,521,199	1,111,596	128,434
Costs of revenue	(290,091)	(116,692)	(19,632)
Gross Profit	$ 2,231,108	$ 994,904	$ 108,802